Trading Account Gains and Losses (Net Trading Gains and Losses) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Trading Securities and Other Trading Assets [Line Items]
Gains (losses) recorded in income		¥ 713,441	¥ (518,972)	¥ (560,806)
Credit-related contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Gains (losses) recorded in income	[1]	22,718	(6,531)	3,053
Credit-related contracts | Loans related to credit derivatives
Schedule of Trading Securities and Other Trading Assets [Line Items]
Gains (losses) recorded in income		¥ (809)	¥ (964)	¥ (952)

[1]	Amounts include the net gains (losses) of ¥(952) million, ¥(964) million and ¥(809) million on the credit derivatives economically managing the credit risk of loans during the fiscal years ended March 31, 2024, 2025 and 2026, respectively.